Consolidated statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
(Loss) profit before income tax	$ (2,395,820)	$ 717,546	$ (100,905)
Adjustments for:
Depreciation of property, furniture, equipment and leasehold improvements (Note 10)	868,830	719,987	488,409
Depreciation of right-of-use assets (Note 11)	1,026,971	796,182	598,031
Amortization of intangible assets	3,343	2,430	2,655
Impairment of property and equipment (Note 10)		0	42,422
Expected credit losses on sundry debtors	230,151
Employee benefits	11,930	10,327	3,873
Interest payable on Promissory Notes and Convertible Notes (Notes 8 and 20)		82,588	619,779
Interest expense on lease liabilities (Note 16)	1,420,187	1,072,774	762,872
Interest on debt and bonus payable, and amortization of issuance costs	37,042	36,390	29,747
Loss related to modification and remeasurement of Promissory Notes (Note 20)		0	84,236
Financial income	(172,674)	(155,863)	(26,069)
Loss on disposal of property, furniture, equipment, leasehold improvements	18,937
Interests and commissions from credit lines	51,084	65,503
Loss on termination of lease agreements		1,573
Exchange rate fluctuation	384,951	(490,428)	(610,703)
Share-based payments expense (Note 22)	2,930,222	523,143	384,566
Total Adjustments	4,415,154	3,382,152	2,278,913
Increase in inventories	(1,179,045)	(680,887)	(425,880)
Increase in other current assets and guarantee deposits	(785,418)	(418,646)	(138,013)
Increase in suppliers (including supplier finance arrangements)	2,592,163	1,709,786	1,735,897
Increase in other current liabilities	262,422	165,090	78,963
Increase (decrease) on bonus payable to related parties	44,286	(20,648)	(8,564)
Income taxes paid	(667,949)	(388,310)	(380,967)
Net cash flows provided by operating activities	4,681,613	3,748,537	3,140,349
Investing activities
Purchase of property, furniture, equipment and leasehold improvements (Notes 8 and 10)	(3,548,943)	(2,435,695)	(1,798,019)
Sale of property and equipment (Notes 8 and 10)	1,392	1,877	3,776
Additions to intangible assets	(24,373)	(2,449)	(1,185)
Short-term bank deposits (Note 7)		(2,614,080)
Interest received from settlement of derivative financial instruments		7,980
Interest earned on short-term investments and bank deposits (Notes 7 and 20)	163,042	135,071	16,639
Net cash flows used in investing activities	(3,408,882)	(4,907,296)	(1,778,789)
Financing activities
Payments made on supplier finance arrangements-Net of commissions received	(5,831,149)	(3,251,211)	(2,074,890)
Finance obtained through supplier finance arrangements	6,276,203	3,498,928	2,195,833
Proceeds from Santander and HSBC credit lines - net (Notes 13 and 14)	723,836	0	99,618
Payment of principal of Promissory Notes (Notes 13 and 14)		(1,974,787)
Payment of accrued interests of Promissory Notes (Notes 13 and 14)		(2,955,495)
Payment of debt	(176,250)	(208,679)	(104,769)
Interest payment on debt	(88,126)	(94,734)	(25,224)
Proceeds from initial public offering, net of underwriting fees (Note 1)		7,841,837
Initial public offering capitalized costs		(23,269)
Principal payments on lease liabilities (Note 16)	(738,802)	(471,703)	(423,388)
Interest payments on leases (Note 16)	(1,420,187)	(1,072,774)	(762,872)
Net cash flows (used in) obtained from financing activities	(1,254,475)	1,288,113	(1,095,692)
Increase in cash and cash equivalents	18,256	129,354	265,868
Effect of foreign exchange movements on cash balances	(38,174)	97,341	(30,373)
Cash and cash equivalents at beginning of year	1,447,166	1,220,471	984,976
Cash and cash equivalents at end of year	$ 1,427,248	$ 1,447,166	$ 1,220,471